Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ (723)	$ (470)
Changes in financial assumptions gains/(losses)	(201)	407	$ (3,410)
Currency exchange rate gains/(losses)	29	10
Ending balance	(658)	(723)	(470)
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(95)
Currency exchange rate gains/(losses)	2
Ending balance	(82)	(95)
Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(628)
Currency exchange rate gains/(losses)	27
Ending balance	(576)	(628)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(11,795)	(11,177)
Current employer service costs	(83)	(79)
Past service (cost)/credit	(12)	87
Settlements	0	4
Interest on obligation	(497)	(533)
Contributions by plan participants	(18)	(19)
Benefits paid	752	748
Experience (losses)/gains	2	(40)
Changes in financial assumptions gains/(losses)	256	(418)
Changes in demographic assumptions (losses)/gains	(57)	51
Currency exchange rate gains/(losses)	689	(419)
Ending balance	(10,763)	(11,795)	$ (11,177)
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(11,167)
Current employer service costs	(80)
Past service (cost)/credit	(9)
Settlements	0
Interest on obligation	(467)
Contributions by plan participants	(18)
Benefits paid	716
Experience (losses)/gains	(9)
Changes in financial assumptions gains/(losses)	242
Changes in demographic assumptions (losses)/gains	(57)
Currency exchange rate gains/(losses)	662
Ending balance	(10,187)	(11,167)
Present value of defined benefit obligation | Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(628)
Current employer service costs	(3)
Past service (cost)/credit	(3)
Settlements	0
Interest on obligation	(30)
Contributions by plan participants	0
Benefits paid	36
Experience (losses)/gains	11
Changes in financial assumptions gains/(losses)	14
Changes in demographic assumptions (losses)/gains	0
Currency exchange rate gains/(losses)	27
Ending balance	$ (576)	$ (628)